Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 93,032	$ 115,651
Demand deposits with banks - Interest bearing	258,239	437,644
Cash equivalents - Interest bearing	1,749,516	1,626,538
Cash and cash equivalents	2,100,787	2,179,833
Securities purchased under agreements to resell	59,871	96,107
Short-term investments	884,478	1,198,918
Investment in securities
Equity securities at fair value	236	222
Available-for-sale at fair value (amortized cost: $2,209,078 (2021: $3,495,564))	1,988,865	3,473,730
Held-to-maturity (fair value: $3,197,508 (2021: $2,786,112))	3,738,080	2,763,344
Total investment in securities	5,727,181	6,237,296
Loans
Loans	5,121,391	5,268,743
Allowance for credit losses	(24,961)	(28,073)
Loans, net of allowance for credit losses	5,096,430	5,240,670
Premises, equipment and computer software, net	146,141	138,686
Goodwill	22,892	25,356
Other intangible assets, net	51,478	60,750
Equity method investments	12,484	12,614
Other real estate owned, net	800	691
Accrued interest and other assets	203,520	144,279
Total assets	14,306,062	15,335,200
Deposits
Non-interest bearing	3,039,701	2,820,609
Interest bearing	9,951,375	11,049,614
Total deposits	12,991,076	13,870,223
Employee benefit plans	92,018	126,230
Accrued interest and other liabilities	185,864	189,378
Total other liabilities	277,882	315,608
Long-term debt	172,289	171,876
Total liabilities	13,441,247	14,357,707
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 50,277,466 (2021: 49,911,351)	503	499
Additional paid-in capital	1,032,632	1,017,640
Retained earnings (Accumulated deficit)	229,732	104,329
Less: treasury common shares, at cost: 619,212 (2021: 619,212)	(20,600)	(20,058)
Accumulated other comprehensive income (loss)	(377,452)	(124,917)
Total shareholders’ equity	864,815	977,493
Total liabilities and shareholders’ equity	$ 14,306,062	$ 15,335,200